Long-Term Debt	6 Months Ended
Jun. 30, 2025
Long-Term Debt.
Long-Term Debt

13)Long-Term Debt

As of June 30, 2025 and December 31, 2024, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2025	2024
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$250,892	$263,438
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	169,057	186,792
Hilda loan facility	Hilda Knutsen	52,500	56,250
$192.1 million loan facility	Synnøve Knutsen, Tove Kuntsen	140,044	144,597
$69 million Tuva loan facility	Tuva Knutsen	65,156	67,744
$90 million Live loan facility	Live Knutsen	72,146	—
$25 million revolving credit facility with NTT		1,500	1,500
$25 million revolving credit facility with Shinsei		10,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	70,892	73,653
Torill Sale & Leaseback	Torill Knutsen	86,398	90,679
Total long-term debt		$918,585	$909,653
Less: current installments		181,060	258,739
Less: unamortized deferred loan issuance costs		2,030	2,080
Current portion of long-term debt		179,030	256,659
Amounts due after one year		737,525	650,914
Less: unamortized deferred loan issuance costs		2,076	2,839
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$735,449	$648,075

The Partnership’s outstanding debt of $918.6 million ($914.5 million net of debt issuance costs) as of June 30, 2025 is repayable as follows:

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
2025 (excluding the six months ended June 30, 2025)	$7,357	$44,660	$81,077	$133,094
2026	15,060	74,461	284,203	373,724
2027	15,751	37,034	95,098	147,883
2028	16,520	19,080	78,824	114,424
2029	17,232	6,154	—	23,386
2030 and thereafter	85,370	40,704	—	126,074
Total	$157,290	$222,093	$539,202	$918,585

As of June 30, 2025, the interest rates on the Partnership’s loan agreements were SOFR plus a fixed margin ranging from 2.0% to 2.4%. The average margin paid on the Partnership’s outstanding debt during the second quarter of 2025 was approximately 2.23% over SOFR. As of June 30, 2025, the borrowers and the guarantors are in compliance with all covenants under the Partnership’s credit facilities.

Live Facility

On October 14, 2021, KNOT Shuttle Tankers 27 AS, the subsidiary owning the Live Knutsen, as borrower, entered into a $89.6 million term loan facility with SMBC Bank EU AG and others (the “Live Facility”). The Live Facility became one of the Partnership’s debt obligations upon closing of the Live Knutsen Acquisition on March 3, 2025. Following repayment of the quarterly installments due prior to March 3, 2025, the outstanding amount of this facility had been reduced to $73.4 million.

In connection with the acquisition of KNOT Shuttle Tankers 27 AS, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors of the Live Facility. The Live Facility is repayable in quarterly installments with a final payment due at maturity in

October 2026 of $65.9 million. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.01% including a Credit Adjustment Spread. The facility is secured by a mortgage on the Live Knutsen.

The Live Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Live Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Live Knutsen is less than 125% of the outstanding loan under the Live Facility, upon a total loss or sale of the vessel and customary events of default.

Daqing Facility

On March 31, 2022, KNOT Shuttle Tankers 37 AS, the subsidiary owning the Daqing Knutsen, as borrower, entered into a $84.6 million term loan facility with Development Bank of Japan Inc. and others (the “Daqing Facility”). The Daqing Facility became one of the Partnership’s debt obligations upon closing of the Daqing Knutsen Acquisition on July 2, 2025 (see Note 22-Subsequent Events), and is therefore not included in the Partnership’s outstanding debt as of June 30, 2025. The Daqing Facility is repayable in quarterly installments with a final payment at maturity on June 13, 2027, of $62.3 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 1.94%. In connection with the Daqing Knutsen Acquisition, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors. The facility is secured by a mortgage on the Daqing Knutsen.

The Daqing Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million (of which at least $10 million is required to be in cash) plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Daqing Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Daqing Knutsen falls below 120% of the outstanding loan, upon total loss or sale of the vessel and customary events of default.

Revolving Credit Facilities

On August 15, 2025, the Partnership closed the refinancing of the first of its two $25 million revolving credit facilities, with the facility being rolled over with NTT TC Leasing Co.. The new facility will mature in August 2027, bears interest at a rate per annum equal to SOFR plus a margin of 2.3%, and has a commitment fee on any undrawn portion of the facility that varies based on the aggregate borrowing amount: 0.70% per annum for borrowings up to $10 million, 0.60% per annum for borrowings between $10 million and $20 million, and 0.50% per annum for borrowings exceeding $20 million. The commercial terms of the facility are substantially unchanged from the facility entered into in August 2023 with NTT Finance Corporation.

The Partnership is continuing discussions and negotiations with the lender under its second $25 million revolving credit facility, which will mature in November 2025. Management believes that this facility will be refinanced on acceptable and similar terms prior to its maturity.

Tove Knutsen Sale and Leaseback Agreement

On September 16, 2025, the Partnership, through its wholly-owned subsidiary, KNOT Shuttle Tankers 34 AS, which owns the Tove Knutsen, sold the Tove Knutsen to, and leased her back from, a Japanese-based lessor for a lease period of 10 years. The gross sale price was $100 million and a portion of the proceeds was used to repay the outstanding loan secured by the vessel and to settle the related interest rate swaps. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. Following closing and after repayment of the loan and settlement of the interest rate swaps, the Partnership realized net proceeds of approximately $32 million after fees and expenses.